Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory [Abstract]
Inventory	$ 1,363	$ 1,495
Inventory Reserves	(620)	(592)
Total	$ 743	$ 903